Valuation Accounts	12 Months Ended
Dec. 31, 2013
Valuation Accounts [Text Block]

	Allowance for doubtful accounts	Slow- moving inventory

Balance as of January 1, 2011	1,079	871
Charges to costs and expenses	191	428
Deductions: write-off and others	2	(133)
Balance as of December 31, 2011	1,272	1,166
Charges to costs and expenses	516	124
Deductions: write-off and others	(186)	(356)
Balance as of December 31, 2012	1,602	934
Charges to costs and expenses	186	225
Deductions: write-off and others	(693)	(422)
Balance as of December 31, 2013	1,094	737